GMO International Equity Allocation Fund Expense Example - GMO International Equity Allocation Fund	Feb. 28, 2025 USD ($)
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	235
Expense Example, with Redemption, 5 Years	412
Expense Example, with Redemption, 10 Years	926
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	235
Expense Example, with Redemption, 5 Years	412
Expense Example, with Redemption, 10 Years	926
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	273
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	$ 1,068